ORDINARY SHARE	12 Months Ended
Dec. 31, 2025
ORDINARY SHARE
ORDINARY SHARE

12. ORDINARY SHARE

The Company’s authorized share capital is US$500,000 divided into 5,000,000,000 shares comprising of (i) 4,900,000,000 Class A ordinary shares with a par value of US$0.0001 each, (ii) 50,000,000 Class B ordinary shares with a par value of US$0.0001 each and (iii) 50,000,000 shares with a par value of US$0.0001 each of such class or classes (however designated) as the Board of Directors may determine in accordance with the Company’s Memorandum and Articles of Association.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share entitles the holder to one vote on all matters subject to vote at general meetings of the Company, and each Class B ordinary share entitles the holder to four votes on all matters subject to vote at general meetings of the Company. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

As of December 31, 2024 and 2025, the outstanding Class A ordinary shares were 139,303,366 and 141,231,394, and the outstanding Class B ordinary shares were 16,542,020 and 15,222,020, respectively.